Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Earnings Per Share
The following table reconciles the numerators and denominators used to calculate basic and diluted earnings per share (in millions):

	Year Ended September 30,
	2016	2015	2014
Income (Loss) Available to Ordinary Shareholders
Income from continuing operations	$732	$814	$906
Income (loss) from discontinued operations	(1,600)	749	309
Basic and diluted income (loss) available to shareholders	$(868)	$1,563	$1,215

Weighted Average Shares Outstanding
Basic weighted average shares outstanding	667.4	655.2	666.9
Effect of dilutive securities:
Stock options, unvested restricted stock and unvested performance share awards	5.2	6.3	7.9
Diluted weighted average shares outstanding	672.6	661.5	674.8

Antidilutive Securities
Options to purchase shares	—	0.4	0.1